Mining Interests Owned By Subsidiaries and Joint Operations - Summary of Capitalized Borrowing Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of mining assets and property plant and equipment [line items]
Borrowing costs capitalized	$ 69	$ 46
Operating segments [member]
Disclosure of mining assets and property plant and equipment [line items]
Borrowing costs capitalized	69	46
Operating segments [member] | Norte Abierto [member]
Disclosure of mining assets and property plant and equipment [line items]
Borrowing costs capitalized	19	11
Operating segments [member] | Penasquito pyrite leach project [member]
Disclosure of mining assets and property plant and equipment [line items]
Borrowing costs capitalized	13	6
Operating segments [member] | Porcupine borden project [member]
Disclosure of mining assets and property plant and equipment [line items]
Borrowing costs capitalized	7	4
Operating segments [member] | Other [member]
Disclosure of mining assets and property plant and equipment [line items]
Borrowing costs capitalized	6	2
Cochenour [member] | Red Lake Gold Mines Ontario Partnership [member] | Operating segments [member]
Disclosure of mining assets and property plant and equipment [line items]
Borrowing costs capitalized	$ 24	$ 23